CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE, RELATED PARTIES TO BE UPDATED (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Total Convertible Notes	$ 2,183,922	$ 1,956,922	$ 1,564,080
Discount		0	(78,013)
Convertible notes, net	2,183,922	1,956,922	1,486,067	$ 583,750
Various Convertible Notes [Member]
Total Convertible Notes	43,500	43,500	43,500
Ylimit, LLCC convertible Notes [Member]
Total Convertible Notes	1,348,208	1,336,208	882,500
Golock Capital, LLC Convertible Notes [Member]
Total Convertible Notes	339,011	339,011	339,011
Other Convertible Notes [Member]
Total Convertible Notes	238,203	$ 238,203	$ 299,069
GSH Note [Member]
Total Convertible Notes	165,000
Baggett Note [Member]
Total Convertible Notes	$ 50,000